Subsequent Events - Additional Information (Detail) - USD ($)			12 Months Ended
	Mar. 09, 2026	Feb. 09, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Sep. 07, 2023
Subsequent Event [Line Items]
Share repurchase program, Authorized, Amount							$ 10,000,000
Stock repurchased during period, Shares			807,347		3,444,536
Stock repurchase program per share of shares repurchased			$ 3.1	$ 1.71
Stock repurchased during period, value			$ 2,504,498	$ 2,504,498	$ 5,885,727	[1]
Subsequent Event [Member]
Subsequent Event [Line Items]
Share repurchase program, Authorized, Amount		$ 10,000,000
Stock repurchased during period, Shares	546,679
Stock repurchase program per share of shares repurchased		$ 4.12
Stock repurchased during period, value		$ 2,300,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Dividends, preferred stock	$ 435,246

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)